Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Loss after tax	$ (14,408,346)	$ (20,597,436)	$ (11,197,450)
Weighted average number of Ordinary Shares outstanding during the period used in calculating basic loss per share	10,267,686	3,918,750	3,918,750
Weighted average number of Ordinary Shares outstanding during the period used in calculating diluted loss per share	10,267,686	3,918,750	3,918,750
Basic loss per share	$ (1.40)	$ (5.26)	$ (2.86)
Diluted loss per share	$ (1.40)	$ (5.26)	$ (2.86)